Expenses - Summary of Changes in Inventories and Raw Materials and Consumables Used (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Changes In Inventories And Raw Materials And Consumables Used [Abstract]
Consumption of finished goods, raw materials and other consumables	€ 38,462,414	€ 13,781,397	€ 42,224,204	€ 9,594,547	€ 3,663,974
Scrap stock, slow moving & obsolete accrual	227,664		311,203
Work carried out by other companies	1,181,190	733,196	1,717,986	979,185
Total	€ 39,871,268	€ 14,514,593	€ 44,253,393	€ 10,573,732	€ 3,663,974